Fair Value Measurements (Details) - Schedule of Changes in the Fair Value of the Level 3 Convertible Promissory Notes - Fair Value, Inputs, Level 3 [Member] - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Schedule of Changes in the Fair Value of the Level 3 Convertible Promissory Notes [Line Items]
Fair value at beginning	$ 88,850
Proceeds received through Convertible Promissory Note		900,000
Change in fair value		(811,150)
Restatement of Convertible Promissory Note (Note 2)	(88,850)
Fair value at ending		$ 88,850